General and administrative ("G&A") expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Wages, benefits and consulting	(6,276)	(6,515)
Office, rent and administration	(1,316)	(1,324)
Professional and legal	(458)	(724)
Share‐based compensation	(6,164)	(1,646)
Travel, marketing, investor relations and regulatory	(929)	(745)
Depreciation	(143)	(146)
Total G&A expense	(15,286)	(11,100)